Share capital (Details) - USD ($)		1 Months Ended	12 Months Ended
	Sep. 27, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 25, 2024	Sep. 30, 2021
Disclosure of classes of share capital [line items]
Number of shares outstanding		11,545,354	11,545,354	6,542,170	4,877,046		4,402,937
Par value per share		$ 0.0025	$ 0.0025	$ 0.0025	$ 0.0025	$ 0.0025	$ 0.0025
Number of shares issued
Number of shares outstanding at beginning of period			6,542,170	4,877,046	4,402,937
Warrant exercised (in shares)					74,109
Shares issued in exchange for Arqit Limited shares (in shares)				1,665,124	400,000
Shares issued (in shares)	5,440,000	5,440,000	5,003,184
Number of shares outstanding at end of period		11,545,354	11,545,354	6,542,170	4,877,046
Share capital
Share capital at beginning of period			$ 16,000	$ 12,000
Warrant exercised					$ 21,307,000
Shares issued			13,076,000	44,719,000
Share capital at end of period		$ 29,000	29,000	16,000	12,000
Share Capital
Share capital
Share capital at beginning of period			16,355	12,192	11,007
Warrant exercised					185
Shares issued in exchange for Arqit Limited shares					1,000
Shares issued			12,508	4,163
Share capital at end of period		$ 28,863	$ 28,863	$ 16,355	$ 12,192